Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of Other Non-Current Liabilities

	2020	2019
Consideration payable in relation to the acquisition of Belarusian Telecom	475,879	359,554
Deferred revenue	22,180	303
	498,059	359,857